LOANS (Details 6) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 244,988	$ 248,027
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	57,411	53,468
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	7,321	8,077
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	12,488	11,046
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	167,768	175,436
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	186,125	191,721
Residential Real Estate One To Four Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,387	6,914
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	11,970	9,371
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	167,768	175,436
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,559	16,621
Residential Real Estate Multi Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,220	16,621
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	339	0
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,809	3,780
Residential Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,809	3,780
Residential Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Non residential real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	26,061	20,198
Non residential real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	904	1,131
Non residential real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	173	789
Non residential real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Non residential real estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,186	2,021
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,186	1,164
Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	857
Land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,735	1,567
Farm [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,735	1,567
Farm [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,813	2,262
Loans on deposits [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,813	2,262
Loans on deposits [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,817	1,750
Commercial and industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	30	32
Commercial and industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,155	5,477
Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,149	5,448
Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6	29
Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	552	605
Unsecured [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	552	605
Unsecured [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	69	73
Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	69	73
Automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 0	$ 0